ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	6 Months Ended
Dec. 25, 2021
Payables and Accruals [Abstract]
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

7.	ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

As of December 25, 2021 and June 26, 2021, accounts payable and accrued liabilities consist of the following:

	December 25,	June 26,
	2021	2021
Accounts Payable	$32,566	$35,064
Accrued Liabilities	7,260	7,348
Accrued Deal Costs	4,123	4,123
Accrued Payroll	3,162	2,716
Local & State Taxes Payable	6,573	7,321
Other Accrued Liabilities	566	567

Total Accounts Payable and Accrued Liabilities	$54,250	$57,139